CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 6,613,696	$ 4,639,495
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	4,804,818	(5,676,942)
Less reclassification adjustment for gains included in net income	(237,173)	0
Total Unrealized gains on securities	4,567,645	(5,676,942)
Unrealized holding losses on loans held for sale	(83,826)	(55,967)
Income tax benefit (expense)	(1,416,614)	1,951,037
Other comprehensive income (loss)	3,067,205	(3,781,872)
Comprehensive income	$ 9,680,901	$ 857,623